Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of EBP, Investment, Fair Value and NAV

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
December 31, 2025
Pooled separate accounts	$32,262,016	$-	$-	$32,262,016
Collective investment trusts	15,834,329	-	-	15,834,329
Self-directed brokerage accounts	1,139,277	-	-	1,139,277
Marketable equity securities	9,316,060	-	-	9,316,060
Total assets at fair value	$58,551,682	$-	$-	$58,551,682

The following table sets forth by level, within the fair value hierarchy, the Trust’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
December 31, 2024
Certificates of deposit	$9,009,306	$-	$-	$9,009,306
Collective investment trusts	172,509,488	-	-	172,509,488
Marketable equity securities	252,509,360	-	-	252,509,360
Mutual funds	150,095,062	-	-	150,095,062
Self-directed brokerage accounts	320,467	-	-	320,467
Investments measured in the fair value hierarchy	584,443,683	-	-	584,443,683
Investments measured at NAV (a)	-	-	-	1,448,474,544
Total investments, at fair value	$584,443,683	$-	$-	$2,032,918,227
a)
In accordance with FASB ASC 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Trust.

	Fair Value 2024	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Collective investment trusts:
Equity	$690,994,086	$-	Daily	1 to 2 Days
Diversified	215,548,010	-	Daily	1 to 2 Days
Fixed income	351,968,282	-	Daily	1 to 2 Days
International equities	175,120,739	-	Daily	1 to 10 Days
Hedge funds:
Multi-strategy (a)	307,794	-	Quarterly	90 Days
Global opportunities (b)	2,513,319	-	Quarterly	90 Days
Private investments (c)	12,022,314	-	Quarterly	90 Days
	$1,448,474,544	$-

a)
This category includes investments in hedge funds that pursue multiple strategies to diversify risks and reduce volatility. Fund objectives are to seek above-average rates of return and long-term capital growth through investments, which are funds with a diversified portfolio of private investment entities and/or separately managed accounts managed by investment managers or achieve superior risk-adjusted capital appreciation over the long-term, generally through an investment, which invests in private investment funds and discretional managed accounts, structured notes, swaps or other similar products. The fair values of the investments in this category have been determined using the NAV per share of the fund(s).
b)
This category has an investment strategy to pursue a hybrid absolute return via portfolio managers, secondaries and co-investments with a flexible and opportunistic mandate tactically allocating capital to look to capitalize on market dislocations and inefficiencies. The opportunities are expected to fall within the following strategies: Niche Alternatives and Private Credit and Hedge Fund secondaries. The fair value of the investments in this category have been determined using the last sales price, for listed securities, and in accordance with the agreement terms for portfolio-managed investments, notes, swaps, and other similar products.
c)
The fund’s investment objective is to invest in highly attractive, select investment opportunities by maintaining investments through private investment entities and/or separately managed accounts with investment management professionals (each a Manager and collectively, the Managers) specializing in various alternative investment strategies. The Managers have broad investment experience and the ability to leverage their existing relationships with corporate management teams, investment banks, and other institutions to gain access to certain investment opportunities. As such, the Manager is presented with “best idea” investment opportunities, typically in asset classes where market dislocations or other events have created attractive investment opportunities. The Managers are not restricted in the investment strategies that they may employ across different asset classes and regions. The Manager anticipates that any number of strategies will be eligible for consideration for investment by the fund and the fund reserves the right to invest in any particular strategy or asset class it deems appropriate.